Document and Entity Information	Mar. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2020
Document Effective Date	Mar. 01, 2020
Prospectus Date	Aug. 01, 2019